Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]
Revenue:
Product	$ 329,769	$ 237,181	$ 593,570	$ 588,762	$ 427,419	$ 27,150	$ 25,820	$ 64,181	$ 65,213	$ 57,804
Service	145,617	124,490	322,631	337,492	361,657	7,186	6,786	15,490	13,366	8,708
Revenue from related parties:
Product	400		600	7,900	8,600	8,114	6,979	16,578	16,303	12,269
Service										707
Total revenue	475,386	361,671	916,201	926,254	789,076	42,450	39,585	96,249	94,882	79,488
Cost of revenue (excluding items shown separately below):
Product	245,003	181,932	430,172	444,569	317,360	22,963	23,389	46,137	49,541	41,221
Service	115,434	95,984	246,880	268,777	280,294	4,664	4,443	9,105	8,778	6,500
Total cost of revenue	360,437	277,916	677,052	713,346	597,654	27,627	27,832	55,242	58,319	47,721
General and administrative expenses	70,355	73,395	142,000	127,215	95,826	3,868	5,400	8,367	6,706	4,761
Goodwill impairment			68,202					0	0
Depreciation, depletion, amortization and accretion	40,695	36,026	72,934	68,290	61,377	7,045	5,750	11,812	10,479	9,984
Transaction costs	4,996	2,464	3,990	1,988	9,120
Operating (loss) income	(1,097)	(28,130)	(47,977)	15,415	25,099	3,910	603	20,828	19,378	17,022
Other (income) expense, net	(891)	163	(1,737)	(1,182)	(21,244)	(11)	(72)	(90)	131	(61)
Loss on debt financings		3,115	3,115	9,469
Interest expense	40,470	27,849	56,443	58,079	47,784	5,894	5,635	11,053	12,622	14,621
(Loss) from continuing operations before taxes	(40,676)	(59,257)	(105,798)	(50,951)	(1,441)
Income tax (benefit) expense	(1,460)	(3,347)	(2,647)	(3,920)	3,408
Income (loss) from continuing operations	(39,216)	(55,910)	(103,151)	(47,031)	(4,849)
(Income) loss from discontinued operations	(349)	97	528	3,546	5,201
Net (loss) income	(38,867)	(56,007)	(103,679)	(50,577)	(10,050)	(1,973)	(4,960)	9,865	6,625	2,462
Net income (loss) attributable to noncontrolling interest	(569)	(1,518)	3,112	1,919	695
Net income (loss) attributable to member of Summit Materials, LLC	$ (38,298)	$ (54,489)	$ (106,791)	$ (52,496)	$ (10,745)